IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Credit Risk [line items]
Past due loans	$ 1,999	$ 1,844
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,094	1,019
Personal [member]
Credit Risk [line items]
Past due loans	256	280
Credit card [member]
Credit Risk [line items]
Past due loans	380	361
Business and government [member]
Credit Risk [line items]
Past due loans	269	$ 184
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,842
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,094
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	256
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	223
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	269
Later than three months [member]
Credit Risk [line items]
Past due loans	157
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 157